Inventory (Details) - USD ($)	Sep. 30, 2016	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials			$ 196,500	$ 121,631
Finished goods			115,792	524,989
Inventory, Gross			312,292	646,620
Less provision for inventory obsolescence	$ (3,000)		(57,907)	(90,000)
Inventory, Net	$ 48,225	$ 56,348	$ 254,385	$ 556,620